SAFE Agreements and Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2025
SAFE Agreements and Fair Value Measurements [Abstract]
Schedule of Fair Value

For the three and nine months ended September 30, 2025 and 2024, the SAFE note activity was as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
SAFE agreements at fair value, beginning of period	$-	$21,200,160	$23,334,626	$4,602,950
SAFE agreements issued for cash	-	700,000	23,752	3,834,500
Change in fair value	-	764,446	17,368,415	14,227,156
SAFE notes converted into shares	-	-	(40,726,793)	-
SAFE agreements at fair value, end of period	$-	$22,664,606	$-	$22,664,606

Schedule of Measured at Fair Value on a Recurring basis

Upon the completion of the Business Combination, all outstanding derivatives were converted into shares of the Company’s Common Stock. The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2025	December 31, 2024
Derivative liabilities	3	$-	$23,334,626